UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   1610 Des Peres Road, Suite 250
           -----------------------------------------------------
           St. Louis, MO 63131
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Peter J. Lewis, CFA
        -------------------------
Title:  Director of Research
        -------------------------
Phone:  314-822-0204
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                   St. Louis, MO                    10/16/2007
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           54
                                         -----------
Form 13F Information Table Value Total:     $330,102
                                         -----------
                                         (thousands)

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
Advantage Energy Income Fund   Foreign Unit     00762l101      555   45000 SH       Sole    None       45000      -       -
Trust Units
Alpha Natural Resources Inc    Common Stock     02076x102    14023  603700 SH       Sole    None      353900      -  249800
AmeriServ Financial Inc        Common Stock     03074a102     3120  937003 SH       Sole    None      534000      -  403003
Arkansas Best Corp             Common Stock     040790107     6584  201620 SH       Sole    None      117650      -   83970
ArvinMeritor Inc               Common Stock     043353101    11119  661100 SH       Sole    None      390500      -  270600
Bankunited Financial Corp      Common Stock     06652b103     8219  528900 SH       Sole    None      310700      -  218200
Beazer Homes USA Inc           Common Stock     07556q105     3782  458459 SH       Sole    None      269400      -  189059
Building Materials Holding     Common Stock     120113105     6255  591300 SH       Sole    None      347400      -  243900
Corp
Canetic Resources Trust Units  Foreign Unit     137513107      612   40000 SH       Sole    None       40000      -       -
Celestica Inc                  Common Stock     15101q108     5743  940000 SH       Sole    None      530000      -  410000
Chiquita Brands Intl Inc       Common Stock     170032809    11783  744400 SH       Sole    None      437600      -  306800
CNA Financial Corp             Common Stock     126117100     8306  211250 SH       Sole    None      121600      -   89650
ConocoPhillips                 Common Stock     20825c104     6929   78950 SH       Sole    None       45950      -   33000
Covenant Transport Group Inc   Common Stock     22284p105     3135  464500 SH       Sole    None      270800      -  193700
Flagstar Bancorp Inc           Common Stock     337930101     5051  519200 SH       Sole    None      305400      -  213800
Flexsteel Industries Inc       Common Stock     339382103     4754  337403 SH       Sole    None      192535      -  144868
FSI International Inc          Common Stock     302633102       90   38800 SH       Sole    None       38800      -       -
Furniture Brands Intl Inc      Common Stock     360921100     9861  972500 SH       Sole    None      571700      -  400800
Hess Corporation               Common Stock     42809h107     5974   89795 SH       Sole    None       52550      -   37245
Hovnanian Enterprises Inc      Common Stock     442487203     8735  787724 SH       Sole    None      461709      -  326015
INTL Coal Grp                  Common Stock     45928H106      444  100000 SH       Sole    None      100000      -       -
Irwin Financial Corp           Common Stock     464119106     8552  776100 SH       Sole    None      455900      -  320200
Kellwood Co                    Common Stock     488044108     8469  496750 SH       Sole    None      291800      -  204950
Korea Electric Power Corp      Sponsored ADR    500631106    11010  475600 SH       Sole    None      283200      -  192400
Landamerica Financial Group    Common Stock     514936103     8695  223080 SH       Sole    None      131050      -   92030
Inc
Leadis Technology, Inc.        Common Stock     52171N103      350  100000 SH       Sole    None      100000      -       -
Lear Corp                      Common Stock     521865105    12319  383800 SH       Sole    None      223600      -  160200
M/I Homes Inc                  Common Stock     55305b101     7055  507930 SH       Sole    None      298850      -  209080
Max Worldwide, Inc             Common Stock     577940109       58  155000 SH       Sole    None      155000      -       -
Meritage Homes Corporation     Common Stock     59001a102     6178  437600 SH       Sole    None      256800      -  180800
Motive, Inc.                   Common Stock     61980V107      263  156800 SH       Sole    None      156800      -       -
Natuzzi Spa                    Sponsored ADR    63905a101     1529  259176 SH       Sole    None      142800      -  116376
Navistar International Corp    Common Stock     63934e108    25121  407150 SH       Sole    None      241900      -  165250
Newpark Resources Inc          Common Stock     651718504     6144 1146300 SH       Sole    None      665200      -  481100
Parlux Fragrances Inc          Common Stock     701645103      389  100000 SH       Sole    None      100000      -       -
Peak International Ltd         Common Stock     G69586108      542  200000 SH       Sole    None      200000      -       -
PMA Capital Corp               Common Stock     693419202     6996  736481 SH       Sole    None      425543      -  310938
PolyOne Corporation            Common Stock     73179p106     6721  899800 SH       Sole    None      530400      -  369400
Proliance International Inc    Common Stock     74340r104     2304 1091948 SH       Sole    None      606234      -  485714
Quanta Capital Holdings Ltd    Common Stock     g7313f106     2889 1070100 SH       Sole    None      614200      -  455900
Ryerson Inc                    Common Stock     78375p107    20779  615864 SH       Sole    None      363500      -  252364
Sanmina-SCI Corp               Common Stock     800907107     9525 4493000 SH       Sole    None     2703200      - 1789800
Selectica, Inc                 Common Stock     816288104      262  150000 SH       Sole    None      150000      -       -
Silicon Storage Technology Inc Common Stock     827057100      322  100000 SH       Sole    None      100000      -       -
Stewart Info. Services Corp    Common Stock     860372101     6499  189650 SH       Sole    None      110700      -   78950
Sypris Solutions Inc.          Common Stock     871655106      602   70000 SH       Sole    None       70000      -       -
Tecumseh Products Co           Common Stock     878895200     5181  269150 SH       Sole    None      156550      -  112600
Tesoro Corporation             Common Stock     881609101     5890  127998 SH       Sole    None       76050      -   51948
True Energy Trust              Foreign Unit     897839106      498  100000 SH       Sole    None      100000      -       -
Unifi Inc                      Common Stock     904677101     6821 2480500 SH       Sole    None     1443900      - 1036600
Union Drilling Inc             Common Stock     90653p105     8317  570500 SH       Sole    None      335300      -  235200
Valero Energy Corp             Common Stock     91913y100     9457  140775 SH       Sole    None       82900      -   57875
Virco Mfg Corp                 Common Stock     927651109     4732  610704 SH       Sole    None      357460      -  253244
YRC Worldwide Inc              Common Stock     984249102    10537  385700 SH       Sole    None      227000      -  158700